Share capital - Shares issued (Details) - GBP (£) £ / shares in Units, £ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Share capital	£ 61,768	£ 61,482
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)	123,536,279	122,963,545
Par value per share (GBP per share)	£ 0.0005	£ 0.0005
Share capital	£ 61,768	£ 61,482